DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations [Abstract]
Schedule of Discontinued Operations
Amounts recorded with respect to discontinued operations in 2015, 2014 and 2013 are as follows:

(in thousands of $)	2015	2014	2013
Operating revenues	—	—	(226)
Net gain on sale of assets	—	—	254
Impairment loss on vessels	—	—	(5,342)
Net loss	—	(258)	(7,433)